Issued Capital - Summary of Share Options Issue (Details)					12 Months Ended
	Feb. 21, 2023 shares $ / shares	Jul. 08, 2022 shares $ / shares	Dec. 22, 2021 shares $ / shares	Nov. 20, 2020 shares $ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting date					five years
Number | shares	8,333,333	7,700,000	47,786,607		117,211,315	79,056,617	20,985,450	6,364,550
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23	8-Jul-22	2-Dec-21	20-Nov-20
Vesting date	30-Jun-24	8-Jul-23	30-Sep-21	20-Oct-21
Expiry date				Oct. 20, 2026
Exercise price	$ 0.052	$ 0.0543	$ 0.2014	$ 0.1687
Number | shares	5,000,000	1,925,000	2,986,663	100,000
Fair value at date of issue	$ 0.0053	$ 0.041	$ 0.074	$ 0.089
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23	8-Jul-22	2-Dec-21	20-Nov-20
Vesting date	23-Feb-23	31-Oct-23	31-Dec-21	20-Oct-22
Expiry date				Oct. 20, 2027
Exercise price	$ 0.052	$ 0.0543	$ 0.2014	$ 0.1687
Number | shares	1,666,666	481,251	2,986,663	100,000
Fair value at date of issue	$ 0.014	$ 0.042	$ 0.076	$ 0.095
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23	8-Jul-22	2-Dec-21	20-Nov-20
Vesting date	30-Sep-23	31-Jan-24	31-Mar-22	20-Oct-23
Expiry date				Oct. 20, 2028
Exercise price	$ 0.052	$ 0.0543	$ 0.2014	$ 0.1687
Number | shares	1,666,667	481,251	2,986,663	100,000
Fair value at date of issue	$ 0.015	$ 0.043	$ 0.078	$ 0.099
Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21	20-Nov-20
Vesting date		30-Apr-24	30-Jun-22	20-Oct-24
Expiry date				Oct. 20, 2029
Exercise price		$ 0.0543	$ 0.2014	$ 0.1687
Number | shares		481,251	2,986,663	100,000
Fair value at date of issue		$ 0.043	$ 0.079	$ 0.103
Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21	20-Nov-20
Vesting date		31-Jul-24	30-Sep-22	20-Oct-25
Expiry date				Oct. 20, 2030
Exercise price		$ 0.0543	$ 0.2014	$ 0.1687
Number | shares		481,251	2,986,663	100,000
Fair value at date of issue		$ 0.044	$ 0.081	$ 0.107